Research and Development Expenses	12 Months Ended
Dec. 31, 2019
Research and Development Expenses
Research and Development Expenses

Note 11 – Research and Development Expenses

	Year ended December 31,
	2019	2018	2017
	(in thousands)
Chemistry and formulation studies	$3,439	$968	$820
Salaries	2,283	1,617	1,090
Stock-based compensation	883	582	585
Research and preclinical studies	1,962	963	684
Clinical studies	8,346	3,575	5,871
Regulatory and other expenses	1,267	608	600
	$18,180	$8,313	$9,650